Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Mid Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 99.2%
Apparel — 1.1%
Canada Goose Holdings, Inc.*	55,707	$2,186,500
Auto Parts & Equipment — 1.9%
BorgWarner, Inc.	79,268	3,674,865
Banks — 3.7%
First Republic Bank	21,145	3,525,929
SVB Financial Group*	7,224	3,566,200
		7,092,129
Biotechnology — 3.0%
Genmab A/S, ADR*	71,446	2,345,572
Maravai LifeSciences Holdings, Inc., Class A*	19,873	708,274
Seagen, Inc.*	19,612	2,723,322
		5,777,168
Building Materials — 1.8%
Trex Co., Inc.*	38,741	3,546,351
Chemicals — 1.4%
RPM International, Inc.	30,499	2,801,333
Commercial Services — 7.9%
CoStar Group, Inc.*	7,413	6,092,671
MarketAxess Holdings, Inc.	11,376	5,664,338
TransUnion	40,818	3,673,620
		15,430,629
Computers — 1.5%
Crowdstrike Holdings, Inc., Class A*	15,821	2,887,491
Distribution & Wholesale — 1.9%
Fastenal Co.	75,119	3,776,983
Electrical Components & Equipment — 2.2%
Novanta, Inc.*	9,437	1,244,646
Universal Display Corp.	12,983	3,073,985
		4,318,631
Electronics — 6.2%
Agilent Technologies, Inc.	19,254	2,447,953
II-VI, Inc.*	48,775	3,334,747
Keysight Technologies, Inc.*	26,567	3,809,708
Trimble, Inc.*	30,867	2,401,144
		11,993,552
Entertainment — 1.1%
Vail Resorts, Inc.*	7,132	2,080,119
Food — 1.2%
The Hershey Co.	14,809	2,342,191
Healthcare Products — 10.6%
10X Genomics, Inc., Class A*	9,819	1,777,239
ABIOMED, Inc.*	9,511	3,031,441
Bio-Techne Corp.	6,743	2,575,354
Edwards Lifesciences Corp.*	32,382	2,708,430
Envista Holdings Corp.*	62,982	2,569,666
	Number of Shares	Value†

Healthcare Products — (continued)
Glaukos Corp.*	22,750	$1,909,407
Intuitive Surgical, Inc.*	4,051	2,993,446
Masimo Corp.*	9,260	2,126,652
Zimmer Biomet Holdings, Inc.	6,070	971,686
		20,663,321
Healthcare Services — 1.4%
Laboratory Corp. of America Holdings*	10,916	2,783,907
Household Products & Wares — 1.5%
The Scotts Miracle-Gro Co.	11,760	2,880,847
Internet — 4.6%
IAC*	4,400	951,764
Palo Alto Networks, Inc.*	7,164	2,307,238
Twitter, Inc.*	50,458	3,210,642
Zendesk, Inc.*	18,414	2,442,065
		8,911,709
Machinery — Diversified — 3.5%
IDEX Corp.	13,918	2,913,316
The Middleby Corp.*	23,021	3,815,731
		6,729,047
Miscellaneous Manufacturing — 3.0%
A.O. Smith Corp.	50,507	3,414,778
Trane Technologies PLC	14,891	2,465,354
		5,880,132
Pharmaceuticals — 3.8%
Dexcom, Inc.*	13,832	4,971,083
Horizon Therapeutics PLC*	26,027	2,395,525
		7,366,608
Retail — 9.1%
Chipotle Mexican Grill, Inc.*	4,601	6,537,193
Dollar Tree, Inc.*	26,989	3,089,161
Lululemon Athletica, Inc.*	6,594	2,022,446
National Vision Holdings, Inc.*	50,175	2,199,170
Ulta Beauty, Inc.*	12,115	3,745,594
		17,593,564
Semiconductors — 9.9%
Brooks Automation, Inc.	24,910	2,033,901
Marvell Technology Group Ltd.	66,490	3,256,680
Microchip Technology, Inc.	26,955	4,183,955
Monolithic Power Systems, Inc.	14,155	4,999,688
Teradyne, Inc.	38,391	4,671,417
		19,145,641
Software — 14.8%
Cerner Corp.	54,180	3,894,458
DocuSign, Inc.*	23,688	4,795,636
Electronic Arts, Inc.	32,652	4,420,101
Five9, Inc.*	17,945	2,805,342
Guidewire Software, Inc.*	28,233	2,869,320
Paycom Software, Inc.*	8,200	3,034,492

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Mid Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — (continued)
Twilio, Inc., Class A*	10,656	$3,631,139
Tyler Technologies, Inc.*	7,784	3,304,541
		28,755,029
Telecommunications — 2.1%
Arista Networks, Inc.*	13,370	4,036,269
TOTAL COMMON STOCKS (Cost $107,547,990)		192,654,016

SHORT-TERM INVESTMENTS — 0.4%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.010%) (Cost $639,941)	639,941	639,941
TOTAL INVESTMENTS — 99.6% (Cost $108,187,931)		$193,293,957
Other Assets & Liabilities — 0.4%		857,720
TOTAL NET ASSETS — 100.0%		$194,151,677

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
A/S— Aktieselskab.
ADR— American Depositary Receipt.
PLC— Public Limited Company.
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